Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. income before tax	$ 881	$ 632	$ 906
Foreign income (loss) before tax	197	121	(366)
Income from continuing operations before income taxes	$ 1,078	$ 753	$ 540